Common Stock and Warrants	12 Months Ended
Aug. 31, 2014
Notes to Financial Statements
Note 3. Common Stock and Warrants

Common Stock

At August 31, 2014, the Company had 300,000,000 authorized shares of common stock with a par value of $0.001 per share, with 24,306,612 shares of common stock outstanding and 3,347,496 shares reserved for issuance under the Company’s 2006 Long-Term Incentive Plan (the “2006 Plan”) (See “NOTE 4 - Stock Options”).

During the year ended August 31, 2014, the Company had the following common stock related transactions:

·	On November 11, 2013 and November 13, 2013, the Company issued a total of 81,899 shares of unrestricted common stock as a result of the cashless exercise of 190,000 stock options.

·	On January 28, 2014, the Company issued 10,000 shares of common stock to each of the Company’s three directors (30,000 shares total) valued at $2.90 per share, the closing price of the Company’s common stock on the day the stock was issued (See “NOTE 6 - Related Party Transactions” below for additional information).

During the year ended August 31, 2013, the Company had the following common stock related transactions:

·	On February 1, 2013, in full satisfaction of the 2012 Loan, the Company issued to the Creditor 1,650,869 shares of restricted common stock upon the conversion of the 2012 Loan, as adjusted in accordance with the terms of the LCA. Additionally, pursuant to the terms of the LCA, the Company issued to the Creditor 825,435 Series H Warrants and reduced the exercise price of the Series G Warrant to $0.64 (See “Note 2 - Convertible Promissory Notes” above for additional information).

·	On February 1, 2013, the Company completed a self-directed registered offering of 1,875,000 units at a price of $0.64 per unit for $1,200,000 in aggregate proceeds (the “Registered Offering”). Each unit consisted of one share of the Company’s common stock and one-half Series H Stock Purchase Warrant (“Series H Warrant”) to purchase one-half of a share of common stock at the initial exercise price of $0.83 per share for a period of three years from the date of issuance. The Company issued 937,503 Series H Warrants as part of the Registered Offering. The relative fair value of the common stock was estimated to be $638,717 and the relative fair value of the warrants was estimated to be $561,283 as determined based on the relative fair value allocation of the proceeds received. The Series H Warrants were valued using the Black-Scholes option pricing model using the following variables: $0.83 exercise price, $1.48 stock price, 161% volatility, 0.40% risk-free interest rate, 3 year term and no dividends.

·	On March 21, 2013, the Company issued 7,812 shares of common stock upon the exercise of an equal number of Series H Warrants and received proceeds of $6,484.

·	On May 7, 2013, the Company issued 22,672 shares of unrestricted common stock as a result of the cashless exercise of 63,333 stock options

Warrants

Each of the Company’s warrants outstanding entitles the holder to purchase one share of the Company’s common stock for each warrant share held. A summary of the Company’s warrants outstanding and exercisable as of August 31, 2014 and 2013 is as follows:

	Shares of Common Stock Issuable from Warrants Outstanding as of
Description	August 31, 2014	August 31, 2013	Exercise Price	Expiration
Series G	625,000	625,000	$0.64	April 17, 2015
Series H	1,755,126	1,755,126	$0.83	February 1, 2016
Series I	921,875	-	$1.37	October 7, 2018
Total	3,302,001	2,380,126

The Series G Warrant was issued on April 17, 2012, as a condition to the Creditor entering into the 2012 Loan Agreement. 825,435 of the Series H Warrants were issued in connection with the 2012 Loan conversion. 929,691 of the Series H Warrants were issued on February 1, 2013, in connection with the self-directed registered offering of 1,875,000 units. The Series I Warrant was issued on October 7, 2013, in connection with the 2013 Loan Agreement. In addition, there are a total of 5,249,303 Series J Warrants and Series K Warrants issuable as described above. Additional disclosure related to the warrants is more fully described above under “NOTE 2 - Convertible Promissory Notes.”

During the year ended August 31, 2014 and 2013, the Company received $0 and $6,484, respectively, upon the exercise of 7,812 Series H Warrants by two warrant holders.